UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2011

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Emerging Markets Fund

SEMIANNUAL REPORT November 30, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Emerging Markets Fund, covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Global financial markets proved volatile for much of 2011 as investors struggled with persistently sluggish economic growth and global credit concerns. An escalating sovereign debt crisis in Europe, monetary tightening in China and India and a contentious debate regarding taxes, spending and borrowing in the United States sparked a flight to quality in which investors flocked to traditional safe havens, such as the sovereign debt of developed nations, while riskier stocks and higher yielding bonds generally suffered. Consequently, most international stocks lost value over the reporting period.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. Meanwhile, conditions in other parts of the world seem to be improving as commodity prices have moderated, inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through November 30, 2011, as provided by D. Kirk Henry, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2011, Dreyfus Emerging Markets Fund’s Class A shares produced a total return of –20.06%, Class B shares returned –20.49%, Class C shares returned –20.35% and Class I shares returned –20.00%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), achieved a –19.26% total return for the same period.2

Stock prices declined during the reporting period when macroeconomic developments sparked a “flight to quality” away from the emerging markets. Moreover, market declines were magnified by weakening currency exchange rates.The fund produced lower returns than its benchmark, primarily due to shortfalls in the consumer discretionary and technology sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. In seeking this objective, the fund invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries generally represented in the MSCI EM Index. Normally, the fund will not invest more than 25% of its total assets in any single emerging market country.We identify potential investments through quantitative and fundamental research, using a value-oriented, research-driven approach that emphasizes individual stock selection over economic and industry trends. We assess how a stock is valued relative to its intrinsic worth, the company’s efficiency and profitability, and the presence of a catalyst that could trigger an increase in the stock’s price in the near- or mid-term.

Macroeconomic Developments Challenged Global Markets

The reporting period began in the midst of deteriorating market sentiment as investors grew increasingly concerned about the health of the global economy. In the emerging markets, China and India raised short-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

term interest rates and imposed greater lending restrictions on banks to prevent an acceleration of inflation. These measures threatened to dampen the regions’ high economic growth rates, putting pressure on stocks that previously had advanced in more robust business conditions.

In addition, investors worried during the reporting period about a sovereign debt crisis in Europe, as Greece and other members of the European Union saw their borrowing costs soar, pushing them to the brink of insolvency. Meanwhile, global investors reacted cautiously to a contentious political debate in the United States regarding government spending, borrowing and taxes. In addition, U.S. economic data proved disappointing, with the unemployment rate staying high and housing markets continuing to struggle.

As investors became more risk-averse, they pulled assets out of the emerging markets in favor of traditional safe havens in more developed markets.The market decline was intensified for U.S. residents by a general weakening of emerging market currencies relative to the U.S. dollar.

Stock Selection Strategies Proved Ineffective in Downturn

Companies that met near-term expectations tended to hold up well in this environment, but those that fell short were punished, often regardless of attractive valuations and longer-term fundamental strengths. In India, market valuations of a number of companies were hurt by rising interest rates, including software support provider Rolta India and State Bank of India. In South America, the fund held underweighted exposure to gold stocks, which fared relatively well over the reporting period as demand for the precious metal rose. Closer to home, homebuilders in Mexico, including Desarrolladora Homex, declined sharply as economic concerns mounted.

From a market sector perspective, the consumer staples sector was hurt by a lack of exposure to Korean automakers, such as Hyundai Motors and Kia Motors.Among information technology companies, some producers of consumer electronics were undermined by an oversupply of flat-panel televisions, and Taiwan-based mobile components supplier Young Fast Optoelectronics struggled along with two key customers, handset makers Nokia and Research in Motion, which were not held by the fund during the reporting period.

The fund achieved better results from underweighted exposure to and strong stock selections in the financials sector, particularly in Korea, where insurance companies such asTongYang Life Insurance fared well and a number of banks restructured their operations to reduce costs. Also in Korea, food producer NongShim and Korea Tobacco held up well when investors favored consumer staples companies in the flight to quality. In China, amino acid maker Global Bio-Chem Technology Group and electric utility Huaneng Power beat market averages. The fund also benefited from relative strength in Eastern Europe, including favorable results from Russian oil giant Gazprom and Polish software and services provider Asseco Poland. In Latin America, Brazilian credit card processor Redecard benefited from rising transaction volumes.

Valuations at Attractive Levels

Although we expect macroeconomic headwinds to persist, equity valuations in the emerging markets are at their lowest levels, on average, since the 2008 global financial crisis. In our judgment, attractively valued companies with strong underlying business fundamentals in growing markets may be poised for gains as inflationary pressures recede and monetary policies ease.

December 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of gross dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets (MSCI
EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America and the
Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.92	$12.48	$11.45	$6.98
Ending value (after expenses)	$799.40	$795.10	$796.50	$800.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$8.87	$13.98	$12.83	$7.82
Ending value (after expenses)	$1,016.20	$1,011.10	$1,012.25	$1,017.25

† Expenses are equal to the fund’s annualized expense ratio of 1.76% for Class A, 2.78% for Class B, 2.55% for
Class C and 1.55% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2011 (Unaudited)

Common Stocks—97.6%	Shares		Value ($)
Brazil—15.3%
Banco Santander Brasil, ADS	2,077,460		16,037,991
Brasil Insurance Participacoes e Administracao	407,200		4,019,421
Centrais Eletricas Brasileiras	1,302,362		11,933,607
Fibria Celulose, ADR	778,800		6,059,064
Gerdau, ADR	1,518,050		11,658,624
Grendene	729,705		3,232,193
Itau Unibanco Holding, ADR	654,356		11,647,537
JBS	3,973,200	[a]	13,072,989
Magnesita Refratarios	1,280,300	[a]	4,198,401
Petroleo Brasileiro, ADR	2,127,010		56,077,306
Porto Seguro	477,120		4,944,413
Redecard	232,000		3,912,959
Tele Norte Leste Participacoes, ADR	1,059,785		10,025,566
Vale, ADR	556,300		12,933,975
			169,754,046
China—15.7%
Asia Cement China Holdings	1,166,500		547,783
Bank of China, Cl. H	11,319,000		3,703,943
Bank of Communications, Cl. H	2,942,700		1,934,147
Beijing Capital International Airport, Cl. H	21,982,000		10,472,912
China Coal Energy, Cl. H	8,042,000		9,730,547
China Construction Bank, Cl. H	18,238,809		13,005,377
China Dongxiang Group	44,046,000		8,083,687
China Life Insurance, Cl. H	6,267,000		16,789,052
China Petroleum & Chemical, ADR	29,841		3,173,590
China Railway Construction, Cl. H	9,122,500		5,198,008
China Railway Group, Cl. H	16,452,000		5,264,041
Guangzhou Automobile Group, Cl. H	11,782,603		10,922,746
Huaneng Power International, ADR	179,380		3,817,206
Huaneng Power International, Cl. H	23,165,600		12,072,478
Industrial & Commercial Bank of China, Cl. H	31,182,590		18,492,970
Maanshan Iron & Steel, Cl. H	9,952,000		2,918,682
Mindray Medical International, ADR	215,970		5,826,871
PetroChina, ADR	35,320		4,618,090
PetroChina, Cl. H	10,414,000		13,517,965

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
Renhe Commercial Holdings	47,678,000		6,980,729
Sinotrans, Cl. H	26,073,500		5,060,151
TPV Technology	6,619,630		1,435,112
Weiqiao Textile, Cl. H	9,512,100		5,201,166
Zhejiang Expressway, Cl. H	9,064,000		5,607,480
			174,374,733
Czech Republic—.4%
Komercni Banka	25,500		4,210,379
Egypt—.5%
Commercial International Bank	1,484,274		5,848,308
Hong Kong—5.0%
BYD Electronic International	18,249,500	[a]	5,745,070
China Mobile	1,557,500		15,354,017
China Mobile, ADR	120,370		5,978,778
China Power International Development	30,299,872		6,698,142
Cosco Pacific	3,328,000		3,904,039
Global Bio-Chem Technology Group	19,988,980		4,362,182
NWS Holdings	4,125,229		5,876,984
Shanghai Industrial Holdings	2,996,000		8,083,909
			56,003,121
Hungary—.2%
Richter Gedeon	12,488		1,873,182
India—10.0%
Bank of India	1,018,478		6,451,531
Glenmark Pharmaceuticals	476,686		2,893,377
Hindustan Petroleum	1,256,813		6,648,152
ICICI Bank	167,860		2,352,227
ICICI Bank, ADR	187,734		5,464,937
India Cements	6,021,288		8,467,667
Jubilant Life Sciences	1,852,538		6,140,378
Mahanagar Telephone Nigam	3,550,200	[a]	1,845,086
NMDC	1,456,211		5,245,895
Oriental Bank of Commerce	1,691,686		8,806,753
Reliance Industries	1,949,070		29,581,422
Rolta India	3,193,707		3,705,315

Common Stocks (continued)	Shares		Value ($)
India (continued)
State Bank of India	378,540		12,978,210
State Bank of India, GDR	47,230	[b]	3,495,020
Steel Authority of India	1,931,680		3,040,963
Sterlite Industries India	1,904,520		3,746,339
Sterlite Industries India, ADR	1,010		8,141
			110,871,413
Indonesia—1.9%
Aneka Tambang	10,948,500		2,028,732
Astra Agro Lestari	545,000		1,372,705
Indosat	13,074,500		7,676,407
Medco Energi Internasional	27,928,000		7,329,615
Telekomunikasi Indonesia	3,515,000		2,885,463
			21,292,922
Malaysia—1.3%
Genting Malaysia	1,018,080		1,288,219
Malayan Banking	1,115,188		2,954,117
Tenaga Nasional	5,376,037		9,704,174
			13,946,510
Mexico—2.2%
America Movil, ADR, Ser. L	427,570		10,184,717
Consorcio ARA	6,666,400		1,877,343
Desarrolladora Homex, ADR	376,440	[a]	4,423,170
Grupo Financiero Banorte, Cl. O	2,337,700		7,911,912
			24,397,142
Philippines—.0%
Bank of the Philippine Islands	356,304		433,967
Poland—1.2%
Asseco Poland	567,894		8,382,262
Bank Pekao	115,164		5,024,002
			13,406,264
Russia—5.4%
Gazprom, ADR	2,502,780		28,781,970
Lukoil, ADR	318,155		17,848,495
VimpelCom, ADR	1,112,930		13,266,126
			59,896,591

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
South Africa—7.1%
Anglo American Platinum	238,340	16,185,529
ArcelorMittal South Africa	261,935	1,985,718
JD Group	1,654,303	9,556,269
Murray & Roberts Holdings	2,778,664[a]	8,595,836
Nedbank Group	155,582	2,749,326
Sappi	2,070,672[a]	6,265,290
Sasol, ADR	5,210	249,611
Standard Bank Group	2,262,845	27,498,569
Telkom	1,611,322	5,759,154
		78,845,302
South Korea—17.3%
Grand Korea Leisure	261,850	4,311,139
Hyundai Development	432,240	6,870,246
Jinro	454,245	12,140,446
KB Financial Group	503,510	17,521,384
KB Financial Group, ADR	51,408	1,794,139
Korea Electric Power	590,165[a]	13,344,250
Korea Electric Power, ADR	54,510[a]	605,061
Korea Exchange Bank	2,123,350	15,654,470
KT	48,480	1,553,835
KT, ADR	449,910	7,221,055
LG Electronics	182,662	12,162,614
Mirae Asset Securities	297,480	9,047,578
NongShim	37,400	7,720,765
POSCO	27,899	9,412,355
POSCO, ADR	21,050	1,802,933
Samsung Electronics	27,389	24,865,606
Samsung Fire & Marine Insurance	8,237	1,623,907
Shinsegae	46,049	9,972,237
SK Chemicals	24,832	1,472,081
SK Telecom	93,421	12,567,422

Common Stocks (continued)	Shares	Value ($)
South Korea (continued)
SK Telecom, ADR	250,940	3,711,403
Tong Yang Life Insurance	424,010	5,710,199
Yuhan	101,423	11,061,579
		192,146,704
Taiwan—10.1%
AU Optronics	6,743,000	3,217,386
AU Optronics, ADR	1,406,930	6,781,403
Chinatrust Financial Holding	5,302,742	3,009,264
Compal Electronics	1,299,000	1,191,367
Hon Hai Precision Industry	7,606,017	20,646,678
KGI Securities	8,960,982	3,568,226
Nan Ya Printed Circuit Board	4,132,220	9,562,157
Novatek Microelectronics	2,629,000	6,626,248
Powertech Technology	2,809,000	6,406,846
Siliconware
Precision Industries	4,623,000	4,241,530
Siliconware Precision
Industries, ADR	325,970	1,496,202
SinoPac Financial Holdings	35,554,934	10,198,918
Taiwan Semiconductor
Manufacturing	2,684,638	6,760,629
Tatung	11,595,380[a]	3,264,745
Transcend Information	2,942,940	6,754,394
United Microelectronics	25,152,445	11,144,643
United Microelectronics, ADR	898,490	2,057,542
Young Fast Optoelectronics	2,348,504	4,987,569
		111,915,747
Thailand—.9%
Bangkok Bank	1,319,160	6,853,881
Kasikornbank	950,400	3,692,870
		10,546,751

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Turkey—1.9%
Asya Katilim Bankasi	3,576,250	[a]	3,461,360
Turkcell Iletisim Hizmetleri	1,076,830	[a]	5,346,612
Turkcell Iletisim Hizmetleri, ADR	126,860	[a]	1,598,436
Turkiye Is Bankasi, Cl. C	5,166,851		10,679,807
			21,086,215
United Kingdom—.8%
African Barrick Gold	878,656		6,927,072
JKX Oil & Gas	1,008,331		2,463,916
			9,390,988
United States—.4%
iShares MSCI Emerging Markets Index Fund	114,460		4,579,545
Total Common Stocks
(cost $1,296,971,003)			1,084,819,830

Preferred Stocks—.6%
Brazil:
Cia de Tecidos do Norte de Minas—Coteminas	973,648		1,911,384
Gerdau	56,400		421,047
Itau Unibanco Holding	233,500		4,119,031
Total Preferred Stocks
(cost $8,286,969)			6,451,462

Rights—.0%
South Korea
LG Electronics
(cost $372,496)	17,238	[a]	327,352

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,000,000)	5,000,000[c]	5,000,000

Total Investments (cost $1,310,630,468)	98.6%	1,096,598,644
Cash and Receivables (Net)	1.4%	15,942,791
Net Assets	100.0%	1,112,541,435

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2011, this security was valued at $3,495,020 or .3% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	26.2	Utilities	5.2
Energy	13.6	Consumer Staples	3.5
Information Technology	12.6	Health Care	2.5
Materials	12.1	Exchange Traded Funds	.4
Telecommunication Services	9.7	Money Market Investment	.4
Consumer Discretionary	6.6
Industrial	5.8		98.6

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,305,630,468	1,091,598,644
Affiliated issuers	5,000,000	5,000,000
Cash		1,072,470
Cash denominated in foreign currencies	12,140,407	11,989,134
Receivable for investment securities sold		3,816,736
Dividends receivable		2,614,266
Receivable for shares of Common Stock subscribed		961,370
Prepaid expenses		130,798
		1,117,183,418
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,623,908
Payable for shares of Common Stock redeemed		2,577,189
Payable for investment securities purchased		189,095
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		15,086
Accrued expenses		236,705
		4,641,983
Net Assets ($)		1,112,541,435
Composition of Net Assets ($):
Paid-in capital		1,223,907,461
Accumulated undistributed investment income—net		14,329,932
Accumulated net realized gain (loss) on investments		88,455,968
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(214,151,926)[a]
Net Assets ($)		1,112,541,435

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	424,307,399	255,204	29,976,698	658,002,134
Shares Outstanding	39,736,893	25,092	2,880,635	61,165,717
Net Asset Value Per Share ($)	10.68	10.17	10.41	10.76

a Net of $16,980 deferred capital gains country tax.
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,483,439 foreign taxes withheld at source):
Unaffiliated issuers	17,526,651
Affiliated issuers	8,083
Interest	14,003
Total Income	17,548,737
Expenses:
Management fee—Note 3(a)	7,478,501
Shareholder servicing costs—Note 3(c)	1,396,457
Custodian fees—Note 3(c)	746,853
Distribution fees—Note 3(b)	125,457
Professional fees	73,740
Directors’ fees and expenses—Note 3(d)	45,740
Registration fees	37,453
Loan commitment fees—Note 2	7,696
Prospectus and shareholders’ reports	3,407
Interest expense—Note 2	339
Miscellaneous	36,654
Total Expenses	9,952,297
Less—reduction in fees due to earnings credits—Note 3(c)	(138)
Net Expenses	9,952,159
Investment Income—Net	7,596,578
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	39,806,964
Net realized gain (loss) on forward foreign currency exchange contracts	(206,908)
Net Realized Gain (Loss)	39,600,056
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(318,329,149)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(16,062)
Net Unrealized Appreciation (Depreciation)	(318,345,211)
Net Realized and Unrealized Gain (Loss) on Investments	(278,745,155)
Net (Decrease) in Net Assets Resulting from Operations	(271,148,577)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Operations ($):
Investment income—net	7,596,578	8,736,480
Net realized gain (loss) on investments	39,600,056	146,151,879
Net unrealized appreciation
(depreciation) on investments	(318,345,211)	76,758,285
Net Increase (Decrease) in Net Assets
Resulting from Operations	(271,148,577)	231,646,644
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(2,361,035)
Class I Shares	—	(4,326,880)
Total Dividends	—	(6,687,915)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	48,499,828	204,584,783
Class B Shares	69,429	246,742
Class C Shares	3,302,203	20,469,495
Class I Shares	146,547,732	525,445,826
Dividends reinvested:
Class A Shares	—	2,171,341
Class I Shares	—	3,320,567
Cost of shares redeemed:
Class A Shares	(96,198,107)	(245,120,436)
Class B Shares	(151,712)	(528,437)
Class C Shares	(3,959,913)	(7,149,717)
Class I Shares	(98,343,412)	(191,243,124)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(233,952)	312,197,040
Total Increase (Decrease) in Net Assets	(271,382,529)	537,155,769
Net Assets ($):
Beginning of Period	1,383,923,964	846,768,195
End of Period	1,112,541,435	1,383,923,964
Undistributed investment income—net	14,329,932	6,733,354

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	4,139,522	16,429,614
Shares issued for dividends reinvested	—	165,795
Shares redeemed	(8,330,592)	(19,311,491)
Net Increase (Decrease) in Shares Outstanding	(4,191,070)	(2,716,082)
Class Ba
Shares sold	6,179	20,919
Shares redeemed	(13,259)	(42,880)
Net Increase (Decrease) in Shares Outstanding	(7,080)	(21,961)
Class C
Shares sold	292,350	1,642,262
Shares redeemed	(357,297)	(570,419)
Net Increase (Decrease) in Shares Outstanding	(64,947)	1,071,843
Class I
Shares sold	13,311,792	41,988,059
Shares issued for dividends reinvested	—	252,407
Shares redeemed	(8,525,187)	(14,847,589)
Net Increase (Decrease) in Shares Outstanding	4,786,605	27,392,877

a During the period ended November 30, 2011, 3,533 Class B shares representing $43,482, were automatically converted to 3,378 Class A shares and during the period ended May 31, 2011, 14,991 Class B shares representing
$190,688 were automatically converted to 14,395 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2011			Year Ended May 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.36	10.89	9.16	19.45	23.41	23.06
Investment Operations:
Investment income—net[a]	.07	.08	.09	.13	.17	.17
Net realized and unrealized
gain (loss) on investments	(2.75)	2.44	1.76	(6.63)	2.77	6.53
Total from
Investment Operations	(2.68)	2.52	1.85	(6.50)	2.94	6.70
Distributions:
Dividends from
investment income—net	—	(.05)	(.12)	(.34)	(.23)	(.11)
Dividends from net realized
gain on investments	—	—	—	(3.45)	(6.67)	(6.24)
Total Distributions	—	(.05)	(.12)	(3.79)	(6.90)	(6.35)
Net asset value, end of period	10.68	13.36	10.89	9.16	19.45	23.41
Total Return (%)[b]	(20.06)[c]	24.54	20.14	(26.58)	12.08	32.36
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.76[d]	1.78	1.77	2.01	1.78	1.81
Ratio of net expenses
to average net assets	1.76[d]	1.78	1.76	2.00	1.77	1.81
Ratio of net investment income
to average net assets	1.21[d]	.63	.79	1.28	.79	.75
Portfolio Turnover Rate	22.49[c]	68.19	70.17	58.57	52.37	49.56
Net Assets, end of period
($ x 1,000)	424,307	586,912	508,118	492,958	907,634	1,138,916

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2011				Year Ended May 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.79	10.50	8.83	18.76	22.81	22.67
Investment Operations:
Investment income (loss)—net[a]	.02	(.07)	.03	.05	(.02)	.02
Net realized and unrealized
gain (loss) on investments	(2.64)	2.36	1.64	(6.39)	2.68	6.36
Total from
Investment Operations	(2.62)	2.29	1.67	(6.34)	2.66	6.38
Distributions:
Dividends
from investment income—net	—	—	—	(.14)	(.04)	—
Dividends from net realized
gain on investments	—	—	—	(3.45)	(6.67)	(6.24)
Total Distributions	—	—	—	(3.59)	(6.71)	(6.24)
Net asset value, end of period	10.17	12.79	10.50	8.83	18.76	22.81
Total Return (%)[b]	(20.49)[c]	23.22	18.91	(27.11)	11.07	31.36
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.78[d]	2.78	2.71	2.79	2.65	2.55
Ratio of net expenses
to average net assets	2.78[d]	2.78	2.71	2.78	2.64	2.55
Ratio of net investment income
(loss) to average net assets	.28[d]	(.59)	.32	.43	(.08)	.08
Portfolio Turnover Rate	22.49[c]	68.19	70.17	58.57	52.37	49.56
Net Assets, end of period
($ x 1,000)	255	411	568	1,434	3,623	4,146

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2011			Year Ended May 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.07	10.70	9.06	18.80	22.89	22.72
Investment Operations:
Investment income (loss)—net[a]	.02	(.02)	.01	.06	(.02)	.03
Net realized and unrealized
gain (loss) on investments	(2.68)	2.39	1.74	(6.35)	2.69	6.38
Total from
Investment Operations	(2.66)	2.37	1.75	(6.29)	2.67	6.41
Distributions:
Dividends from
investment income—net	—	—	(.11)	(.00)[b]	(.09)	—
Dividends from net realized
gain on investments	—	—	—	(3.45)	(6.67)	(6.24)
Total Distributions	—	—	(.11)	(3.45)	(6.76)	(6.24)
Net asset value, end of period	10.41	13.07	10.70	9.06	18.80	22.89
Total Return (%)[c]	(20.35)[d]	23.54	19.25	(27.07)	11.05	31.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.55[e]	2.56	2.56	2.73	2.66	2.52
Ratio of net expenses
to average net assets	2.55[e]	2.56	2.56	2.72	2.65	2.52
Ratio of net investment income
(loss) to average net assets	.40[e]	(.12)	.09	.59	(.07)	.14
Portfolio Turnover Rate	22.49[d]	68.19	70.17	58.57	52.37	49.56
Net Assets, end of period
($ x 1,000)	29,977	38,507	20,054	4,063	8,106	8,852

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2011			Year Ended May 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	13.45	10.97	9.23	19.49	23.50	23.14
Investment Operations:
Investment income—net[b]	.08	.11	.13	.18	.22	.39
Net realized and unrealized
gain (loss) on investments	(2.77)	2.46	1.75	(6.67)	2.76	6.41
Total from
Investment Operations	(2.69)	2.57	1.88	(6.49)	2.98	6.80
Distributions:
Dividends from
investment income—net	—	(.09)	(.14)	(.32)	(.32)	(.20)
Dividends from net realized
gain on investments	—	—	—	(3.45)	(6.67)	(6.24)
Total Distributions	—	(.09)	(.14)	(3.77)	(6.99)	(6.44)
Net asset value, end of period	10.76	13.45	10.97	9.23	19.49	23.50
Total Return (%)	(20.00)[c]	24.90	20.30	(26.40)	12.19	32.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55[d]	1.57	1.61	1.80	1.64	1.48
Ratio of net expenses
to average net assets	1.55[d]	1.57	1.61	1.79	1.63	1.48
Ratio of net investment income
to average net assets	1.35[d]	.83	1.12	1.58	1.01	1.79
Portfolio Turnover Rate	22.49[c]	68.19	70.17	58.57	52.37	49.56
Net Assets, end of period
($ x 1,000)	658,002	758,093	318,028	140,884	323,417	346,254

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	453,012,250	633,679,497	††	—	1,086,691,747
Mutual Funds/
Exchange
Traded Funds	9,579,545	—		—	9,579,545
Rights†	327,352	—		—	327,352
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(15,086)		—	(15,086)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Equity
Securities—Foreign ($)
Balance as of 5/31/2011	10,362,155
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(36,360)
Purchases	—
Sales
Transfers into Level 3	—
Transfers out of Level 3††††	(10,325,795)
Balance as of 11/30/2011	—
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 11/30/2011	(36,360)

††††	Transfers out of Level 3 represents the value at the date of transfer.The transfer out of Level 3 for the current period was due to the resumption of trading of a security.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2011 ($)	Purchases ($)	Sales ($)	11/30/2011($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	24,000,000	161,300,000	180,300,000	5,000,000.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was as follows: ordinary income $6,687,915. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2011 was approximately $49,200, with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended November 30, 2011, the Distributor retained $31,394 from commissions earned on sales of the fund’s Class A shares and $131 and $5,447 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended November 30, 2011, Class B and Class C shares were charged $1,118 and $124,339, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2011, Class A, Class B and Class C shares were charged $610,022, $373 and $41,446, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $83,945 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $9,296 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $138.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $746,853 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,145,528, Rule 12b-1 distribution plan fees $18,753, shareholder services plan fees $93,715, custodian fees $309,873, chief compliance officer fees $4,743 and transfer agency per account fees $51,296.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2011, redemption fees charged and retained by the fund amounted to $53,289.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2011, amounted to $309,790,135 and $264,745,144, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2011:

Forward Foreign
Currency		Foreign
Exchange	Number of	Currency			Unrealized
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sale;
South African
Rand, expiring
12/1/2011[a]	1	4,293,912	514,128	529,214	(15,086)

Counterparty:
a Citigroup

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2011:

Average Market Value ($)
Forward contracts	1,214,962

At November 30, 2011, accumulated net unrealized depreciation on investments was $214,031,824, consisting of $57,685,362 gross unrealized appreciation and $271,717,186 gross unrealized depreciation.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)